Discontinued Operations - Schedule of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations [Line Items]
Sales, net	$ (9)		$ (54)	$ (931)
Cost of sales	72	1,170	1,070	5,895
Gross loss	63	1,170	1,016	4,964
Operating expenses:
Research and development, net		10	88	267
Selling, marketing, general and administrative	34	216	295	921
Operating loss	97	1,396	1,399	6,152
Financial expenses (income), net	(103)	213	(144)	(3,139)
Other income, net	(60)	(415)	(38)	(44)
Loss (income) before income taxes	(66)	1,194	1,217	2,969
Tax expense
Net loss (income) from discontinued operations	$ (66)	$ 1,194	$ 1,217	$ 2,969